Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	KKR Infrastructure Conglomerate LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56484
Entity Tax Identification Number	92-0477563
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City	New York
Entity Address, State	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001948056
Amendment Flag	false